Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund Investor Class and
Fidelity Advantage® Class
December 30, 2013
Prospectus

James Francis no longer serves as senior portfolio manager of the funds. In addition, Patrick Waddell has been named a senior portfolio manager of the funds.

The following information supplements similar information for Spartan Emerging Markets Index Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements similar information for Spartan Global ex U.S. Index Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 31.

Deane Gyllenhaal is senior portfolio manager of each fund, which he has managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

EMX-GUX-14-02  October 17, 2014
1.933379.107

Supplement to the
Spartan® Emerging Markets Index Fund and
Spartan Global ex U.S. Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
December 30, 2013
Prospectus

James Francis no longer serves as senior portfolio manager of the funds. In addition, Patrick Waddell has been named a senior portfolio manager of the funds.

The following information supplements similar information for Spartan Emerging Markets Index Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements similar information for Spartan Global ex U.S. Index Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 26.

Deane Gyllenhaal is senior portfolio manager of each fund, which he has managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

EMX-I-GUX-I-14-02  October 17, 2014
1.933380.107

Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
June 28, 2014
Prospectus

The following information supplements similar information for Spartan Mid Cap Index Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements similar information for Spartan Small Cap Index Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 26.

Deane Gyllenhaal is senior portfolio manager of each fund, which he has managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

MCX-I-SCX-I-14-02  October 17, 2014
1.933391.107

Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Investor Class and Fidelity Advantage® Class
June 28, 2014
Prospectus

The following information supplements similar information for Spartan Mid Cap Index Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements similar information for Spartan Small Cap Index Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 11.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 31.

Deane Gyllenhaal is senior portfolio manager of each fund, which he has managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

MCX-SCX-14-03  October 17, 2014
1.933392.108

Supplement to the
Fidelity® Series Global ex U.S. Index Fund
December 30, 2013
Prospectus

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Managers" beginning on page 5.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section on page 14.

Deane Gyllenhaal is senior portfolio manager of the fund, which he managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

SGX-14-02  October 17, 2014
1.905959.108

Supplement to the
Spartan® Real Estate Index Fund
Investor Class and
Fidelity Advantage® Class
September 29, 2014
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Managers" on page 6.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 25.

Deane Gyllenhaal is senior portfolio manager of the fund, which he managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

URX-14-04  October 17, 2014
1.933389.107

Supplement to
Spartan® Index Funds Spartan Real Estate Index Fund
Institutional Class
September 29, 2014
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Managers" on page 6.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section on pages 21.

Deane Gyllenhaal is senior portfolio manager of the fund, which he managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

URX-I-14-02  October 17, 2014
1.933390.105

Supplement to the
Fidelity® Series 1000 Value Index Fund
April 1, 2014
Prospectus

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section on page 13.

Deane Gyllenhaal is senior portfolio manager of the fund, which he has managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

XS6-14-02  October 17, 2014
1.9857684.101

Supplement to the
Fidelity® Series 1000 Value Index Fund
Class F
April 1, 2014
Prospectus

James Francis no longer serves as senior portfolio manager of the fund. In addition, Patrick Waddell has been named a senior portfolio manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Deane Gyllenhaal (senior portfolio manager) has managed the fund since September 2014.

The following information supplements the biographical information found in the "Fund Management" section on page 13.

Deane Gyllenhaal is senior portfolio manager of the fund, which he has managed since September 2014. He also manages other funds. Since joining Geode in 2014, Mr. Gyllenhaal has worked as a senior portfolio manager. Prior to joining Geode, Mr. Gyllenhaal was a senior portfolio manager at Hartford Investment Management from 2006 to 2014.

XS6-F-14-02  October 17, 2014
1.9857683.101